ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2024
Accrued Liabilities And Other Payables
ACCRUED LIABILITIES AND OTHER PAYABLES

17. ACCRUED LIABILITIES AND OTHER PAYABLES

	As of December 31,
	2024	2023
	USD’000	USD’000
Accrued salary	59	69
Others	1,069	147
	1,128	216

Accrued liabilities consist mainly of accrued wages. Others consist mainly of accrued interests on note payable.

The carrying value of accrued liabilities and other payables is considered to be a reasonable approximation of fair value.